Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Dividends
Schedule of dividends

	2019			2018			2017
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim ordinary dividend	20.29	¢	528	20.55	¢	530	19.50	¢	501
Second interim ordinary dividend	25.97	¢	675	42.89	¢	1,108	43.79	¢	1,132
Total	46.26	¢	1,203	63.44	¢	1,638	63.29	¢	1,633
Dividends paid in reporting year:
Current year first interim ordinary dividend	20.29	¢	526	20.55	¢	530	19.50	¢	501
Second interim ordinary dividend for prior year	42.89	¢	1,108	43.79	¢	1,132	39.82	¢	1,024
Total	63.18	¢	1,634	64.34	¢	1,662	59.32	¢	1,525